Land use rights, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization of acquired intangible assets and land use right	$ 67,233	$ 109,422	$ 101,491
Land Use Rights [Member]
Amortization of acquired intangible assets and land use right	$ 8,607	$ 6,957	$ 6,981